RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of financial instruments
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts and IFRS 9 PPAs, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2023	2022	2021	2023	2022	2021
5% increase	$(24)	$(30)	$(34)	$(23)	$(34)	$(20)
5% decrease	24	30	34	23	34	20
(1)Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2023	2022	2021	2023	2022	2021
5% increase	$18	$18	$21	$163	$44	$29
5% decrease	(18)	(18)	(21)	(163)	(44)	(29)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2023	2022	2021	2023	2022	2021
1% increase	$(91)	$(10)	$11	$89	$90	$111
1% decrease	92	10	(11)	(95)	(95)	(121)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2023	2022
Trade receivables and other short-term receivables	$645	$647
Financial instrument assets(1)	254	292
Due from related parties(1)	1,436	624
Long-term receivables	$110	$38
	$2,445	$1,601
(1)Includes both the current and long-term amounts.

Summary to classifies the cash obligations
The table below classifies the cash obligations related to the company’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2023 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$624	$—	$—	$624
Financial instrument liabilities(1)	305	609	646	1,560
Due to related parties(1)	456	—	—	456
Other long-term liabilities – concession payments	1	4	11	16
Lease liabilities(1)	31	235	235	501
Non-recourse borrowings(1)	1,891	6,363	7,963	16,217
Interest payable on borrowings(2)	1,097	3,189	2,491	6,777
Total	$4,405	$10,400	$11,346	$26,151

AS AT DECEMBER 31, 2022 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable, accrued liabilities, and provisions	$621	$—	$—	$621
Financial instrument liabilities(1)	270	403	175	848
Due to related parties(1)	464	—	—	464
Other long-term liabilities – concession payments	1	6	20	27
Lease liabilities(1)	26	60	278	364
Non-recourse borrowings(1)	1,299	4,122	8,359	13,780
Interest payable on borrowings(2)	813	2,711	2,361	5,885
Total	$3,494	$7,302	$11,193	$21,989
(1)Includes both the current and long-term amounts.
(2)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.

Summary of assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy
The following table presents the company’s assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2023	2022
Assets measured at fair value:
Cash and cash equivalents	$627	$—	$—	$627	$642
Restricted cash(1)	202	—	—	202	68
Financial instrument assets(1)
IFRS 9 PPAs	—	—	9	9	1
Energy derivative contracts	—	86	—	86	33
Interest rate swaps	—	159	—	159	261
Foreign exchange swaps	—	—	—	—	—
Investments in equity securities	—	—	171	171	292
Property, plant and equipment	—	—	44,038	44,038	37,828
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs(2)	—	(56)	(444)	(500)	(189)
Energy derivative contracts	—	(74)	—	(74)	(231)
Interest rate swaps	—	(24)	—	(24)	(14)
Foreign exchange swaps	—	(284)	—	(284)	(61)
Tax equity	—	—	(935)	(935)	(353)
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares(3)	(4,721)	—	—	(4,721)	(4,364)
Non-recourse borrowing(1)	(1,793)	(14,450)	—	(16,243)	(12,847)
Total	$(5,685)	$(14,643)	$42,839	$22,511	$21,066
(1)Includes both the current amount and long-term amounts.
(2)During the year ended December 31, 2023, $56 million (2022: nil) was transferred to Level 3 to Level 2.
(3)BEPC class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 15 – BEPC Exchangeable shares, BEPC Class B shares and BEPC Class C shares, the BEPC class C shares meet certain qualifying criteria and are presented as equity.

Summary of net financial instrument positions

	Financial Instruments Assets				Financial Instruments Liabilities
		Instruments not designated as hedges				Instruments not designated as hedges
(MILLIONS)	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Net Assets (Liabilities)
IFRS 9 PPAs	$—	$1	$—	$1	$(94)	$(95)	$—	$(189)	$(188)
Energy derivative contracts	12	21	—	33	(37)	(194)	—	(231)	(198)
Interest rate swaps	222	39	—	261	(14)	—	—	(14)	247
Foreign exchange swaps	—	—	—	—	(52)	(9)	—	(61)	(61)
Investments in debt and equity securities	—	—	292	292	—	—	—	—	292
Tax equity	—	—	—	—	—	(353)	—	(353)	(353)
Balance, as at December 31, 2022	$234	$61	$292	$587	$(197)	$(651)	$—	$(848)	$(261)
Less: current portion				(106)				270	164
Long-term portion				$481				$(578)	$(97)

IFRS 9 PPAs	$—	$9	$—	$9	$(40)	$(460)	$—	$(500)	$(491)
Energy derivative contracts	102	(16)	—	86	—	(74)	—	(74)	12
Interest rate swaps	123	36	—	159	(21)	(3)	—	(24)	135
Foreign exchange swaps	—	—	—	—	(268)	(16)	—	(284)	(284)
Investments in debt and equity securities	—	—	171	171	—	—	—	—	171
Tax equity	—	—	—	—	—	(935)	—	(935)	(935)
Balance, as at December 31, 2023	$225	$29	$171	$425	$(329)	$(1,488)	$—	$(1,817)	$(1,392)
Less: current portion				(124)				441	317
Long-term portion				$301				$(1,376)	$(1,075)
The following table presents the change in the company’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Balance as at December 31, 2022 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on financial instruments through profit and loss(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at December 31, 2023 asset (liability)
IFRS 9 PPAs(3)	$(188)	$17	$(9)	$(32)	$13	$(292)	$—	$(491)
Energy derivative contracts	(198)	220	(2)	92	(110)	10	—	12
Interest rate swaps	247	(7)	—	22	(110)	(14)	(3)	135
Foreign exchange swaps	(61)	(131)	—	2	—	(94)	—	(284)
Investments in debt and equity securities	296	—	—	11	—	(136)	—	171
Tax equity	(353)	—	—	94	—	(676)	—	(935)
	$(257)	$99	$(11)	$189	$(207)	$(1,202)	$(3)	$(1,392)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.

(MILLIONS)	Balance as at December 31, 2021 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on derivatives not designated in hedge relationships(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at December 31, 2022 asset (liability)
IFRS 9 PPAs(3)	$(29)	$(75)	$(13)	$(111)	$22	$18	$—	$(188)
Energy derivative contracts	(132)	(117)	2	(132)	142	39	—	(198)
Interest rate swaps	(63)	260	(1)	38	5	14	(6)	247
Foreign exchange swaps	25	(78)	—	87	—	(95)	—	(61)
Investments in debt and equity securities	—	—	—	4	—	292	—	296
Tax equity	(455)	—	—	83	—	19	—	(353)
	$(654)	$(10)	$(12)	$(31)	$169	$287	$(6)	$(257)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.

Summary of derivative contracts designated as hedging instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts and IFRS 9 PPAs	December 31, 2023	December 31, 2022
Carrying amount (asset/(liability))	62	(118)
Notional amount – GWh	10,884	13,674
Weighted average hedged rate for the year ($/MWh)	58	58
Maturity dates	2024-2033	2023-2033
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	97	(90)
Change in value of hedged item used to determine hedge effectiveness	(172)	64
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2023	December 31, 2022
Carrying amount (asset/(liability))	102	208
Notional amount – $	1,029	640
Notional amount – COP(1)	196	157
Notional amount – C$(1)	124	132
Notional amount – €(1)	1,204	1,315
Maturity dates	2024-2048	2023-2048
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(101)	259
Change in value of hedged item used to determine hedge effectiveness	101	(260)
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2023 foreign currency spot rate
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2023	December 31, 2022
Carrying amount (asset/(liability))	(268)	(51)
Notional amount for hedges of the Colombian Peso(1)	2,602	302
Notional amount for hedges of the Euro(1)	530	514
Notional amount for hedges of the Brazilian real(1)	274	79
Maturity date	2024 - 2025	2023 - 2024
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	4,642	5,038
€/$ foreign exchange forward contracts	1.00	1.00
BRL/$ foreign exchange forward contracts	5.00	5.69
(1)Notional amounts expressed in millions of U.S. dollars

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT
The company’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. The company uses financial instruments primarily to manage these risks.
The sensitivity analysis discussed below reflects the risks associated with instruments that the company considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes. Therefore, the discussion below is not intended to fully reflect the company’s risk exposure.
(a)Market risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the company will fluctuate because of changes in market prices.
The company faces market risk from foreign currency assets and liabilities, the impact of changes in interest rates, and floating rate liabilities. Market risk is managed by funding assets with financial liabilities in the same currency and with similar interest rate characteristics and holding financial contracts, such as interest rate swaps and foreign exchange contracts, to minimize residual exposures. Financial instruments held by the company that are subject to market risk include borrowings and financial instruments, such as interest rate, currency and commodity contracts. The categories of financial instruments that can give rise to significant variability are described below:
(i)Electricity price risk
The company aims to sell electricity under long-term contracts to secure stable prices and mitigate its exposure to wholesale markets. Electricity price risk arises from the sale of the company’s uncontracted generation and is mitigated by entering into short-term energy derivative contracts. Electricity price risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the company will fluctuate because of changes in electricity prices.
The table below summarizes the impact of changes in the market price of electricity as at December 31. The impact is expressed in terms of the effect on net income and OCI. The sensitivities are based on the assumption that the market price changes by 5% with all other variables held constant.
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts and IFRS 9 PPAs, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2023	2022	2021	2023	2022	2021
5% increase	$(24)	$(30)	$(34)	$(23)	$(34)	$(20)
5% decrease	24	30	34	23	34	20
(1)Amounts represent the potential annual net pretax impact.
(ii)Foreign currency risk
Foreign currency risk is defined for these purposes as the risk that the fair value of a financial instrument held by the company will fluctuate because of changes in foreign currency rates.
The company has exposure to the Canadian dollar, euro, Brazilian real, and Colombian peso through its investments in foreign operations. Consequently, fluctuations in the U.S. dollar exchange rate against these currencies increase the volatility of net income and other comprehensive income. The company holds foreign currency contracts primarily to mitigate this exposure.
The table below summarizes the impact to the company’s financial instruments of changes in the exchange rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the currency exchange rate changes by five percent with all other variables held constant.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2023	2022	2021	2023	2022	2021
5% increase	$18	$18	$21	$163	$44	$29
5% decrease	(18)	(18)	(21)	(163)	(44)	(29)
(1)Amounts represent the potential annual net pretax impact.
(iii)Interest rate risk
Interest rate risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the company will fluctuate, because of changes in interest rates.
The company’s assets largely consist of long duration physical assets. The company’s financial liabilities consist primarily of long-term fixed-rate debt or variable-rate debt that has been swapped to fixed rates with interest rate financial instruments. All non-derivative financial liabilities are recorded at their amortized cost. The company also holds interest rate contracts to lock-in fixed rates on certain anticipated future debt issuances.
The company will enter into interest rate swaps designed to minimize the exposure to interest rate fluctuations on its variable-rate debt. Fluctuations in interest rates could impact the company’s cash flows, primarily with respect to the interest payable against the company’s variable rate debt, which is limited to certain non-recourse borrowings with a total principal value of $7,766 million (2022: $5,979 million). Of this principal value, $3,423 million (2022: $2,561 million) has been fixed through the use of interest rate contracts. The fair values of the recognized asset and liability for the interest rate swaps were calculated using a valuation model with observable interest rates.
The table below summarizes the impact of changes in the interest rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the interest rate changes by 1% with all other variables held constant.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2023	2022	2021	2023	2022	2021
1% increase	$(91)	$(10)	$11	$89	$90	$111
1% decrease	92	10	(11)	(95)	(95)	(121)
(1)Amounts represent the potential annual net pretax impact.
(b)Credit risk
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations. The company’s exposure to credit risk in respect of financial instruments relates primarily to counterparty obligations regarding energy contracts, interest rate swaps, forward foreign exchange contracts and physical electricity transactions.
The company minimizes credit risk with counterparties through the selection, monitoring and diversification of counterparties, and the use of standard trading contracts, and other credit risk mitigation techniques. In addition, the company’s power purchase agreements are reviewed regularly and the majority are with customers having long standing credit histories or investment grade ratings, which limit the risk of non-collection. See Note 21 – Trade receivables and other current assets, for additional details regarding the company’s trade receivables balance.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2023	2022
Trade receivables and other short-term receivables	$645	$647
Financial instrument assets(1)	254	292
Due from related parties(1)	1,436	624
Long-term receivables	$110	$38
	$2,445	$1,601
(1)Includes both the current and long-term amounts.
(c)Liquidity risk
Liquidity risk is the risk that the company cannot meet a demand for cash or fund an obligation when due. Liquidity risk is mitigated by the company’s cash and cash equivalent balances and its access to undrawn credit facilities. Details of the available portion of credit facilities are included in Note 13 – Borrowings. The company also ensures that it has access to public capital markets and maintains a strong investment grade credit rating.
The company is also subject to the risk associated with debt financing. This risk is mitigated by the long-term duration of debt instruments and the staggered maturity dates over an extended period of time.
CASH OBLIGATIONS
The table below classifies the cash obligations related to the company’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2023 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$624	$—	$—	$624
Financial instrument liabilities(1)	305	609	646	1,560
Due to related parties(1)	456	—	—	456
Other long-term liabilities – concession payments	1	4	11	16
Lease liabilities(1)	31	235	235	501
Non-recourse borrowings(1)	1,891	6,363	7,963	16,217
Interest payable on borrowings(2)	1,097	3,189	2,491	6,777
Total	$4,405	$10,400	$11,346	$26,151

AS AT DECEMBER 31, 2022 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable, accrued liabilities, and provisions	$621	$—	$—	$621
Financial instrument liabilities(1)	270	403	175	848
Due to related parties(1)	464	—	—	464
Other long-term liabilities – concession payments	1	6	20	27
Lease liabilities(1)	26	60	278	364
Non-recourse borrowings(1)	1,299	4,122	8,359	13,780
Interest payable on borrowings(2)	813	2,711	2,361	5,885
Total	$3,494	$7,302	$11,193	$21,989
(1)Includes both the current and long-term amounts.
(2)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents the company’s assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2023	2022
Assets measured at fair value:
Cash and cash equivalents	$627	$—	$—	$627	$642
Restricted cash(1)	202	—	—	202	68
Financial instrument assets(1)
IFRS 9 PPAs	—	—	9	9	1
Energy derivative contracts	—	86	—	86	33
Interest rate swaps	—	159	—	159	261
Foreign exchange swaps	—	—	—	—	—
Investments in equity securities	—	—	171	171	292
Property, plant and equipment	—	—	44,038	44,038	37,828
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs(2)	—	(56)	(444)	(500)	(189)
Energy derivative contracts	—	(74)	—	(74)	(231)
Interest rate swaps	—	(24)	—	(24)	(14)
Foreign exchange swaps	—	(284)	—	(284)	(61)
Tax equity	—	—	(935)	(935)	(353)
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares(3)	(4,721)	—	—	(4,721)	(4,364)
Non-recourse borrowing(1)	(1,793)	(14,450)	—	(16,243)	(12,847)
Total	$(5,685)	$(14,643)	$42,839	$22,511	$21,066
(1)Includes both the current amount and long-term amounts.
(2)During the year ended December 31, 2023, $56 million (2022: nil) was transferred to Level 3 to Level 2.
(3)BEPC class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 15 – BEPC Exchangeable shares, BEPC Class B shares and BEPC Class C shares, the BEPC class C shares meet certain qualifying criteria and are presented as equity.
Financial instruments disclosures
Financial assets and liabilities are offset with the net amount reported in the Consolidated Statements of Financial Position, where the company currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The aggregate amount of our company’s net financial instrument positions as at December 31 are as follows:

	Financial Instruments Assets				Financial Instruments Liabilities
		Instruments not designated as hedges				Instruments not designated as hedges
(MILLIONS)	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Net Assets (Liabilities)
IFRS 9 PPAs	$—	$1	$—	$1	$(94)	$(95)	$—	$(189)	$(188)
Energy derivative contracts	12	21	—	33	(37)	(194)	—	(231)	(198)
Interest rate swaps	222	39	—	261	(14)	—	—	(14)	247
Foreign exchange swaps	—	—	—	—	(52)	(9)	—	(61)	(61)
Investments in debt and equity securities	—	—	292	292	—	—	—	—	292
Tax equity	—	—	—	—	—	(353)	—	(353)	(353)
Balance, as at December 31, 2022	$234	$61	$292	$587	$(197)	$(651)	$—	$(848)	$(261)
Less: current portion				(106)				270	164
Long-term portion				$481				$(578)	$(97)

IFRS 9 PPAs	$—	$9	$—	$9	$(40)	$(460)	$—	$(500)	$(491)
Energy derivative contracts	102	(16)	—	86	—	(74)	—	(74)	12
Interest rate swaps	123	36	—	159	(21)	(3)	—	(24)	135
Foreign exchange swaps	—	—	—	—	(268)	(16)	—	(284)	(284)
Investments in debt and equity securities	—	—	171	171	—	—	—	—	171
Tax equity	—	—	—	—	—	(935)	—	(935)	(935)
Balance, as at December 31, 2023	$225	$29	$171	$425	$(329)	$(1,488)	$—	$(1,817)	$(1,392)
Less: current portion				(124)				441	317
Long-term portion				$301				$(1,376)	$(1,075)
The following table presents the change in the company’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Balance as at December 31, 2022 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on financial instruments through profit and loss(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at December 31, 2023 asset (liability)
IFRS 9 PPAs(3)	$(188)	$17	$(9)	$(32)	$13	$(292)	$—	$(491)
Energy derivative contracts	(198)	220	(2)	92	(110)	10	—	12
Interest rate swaps	247	(7)	—	22	(110)	(14)	(3)	135
Foreign exchange swaps	(61)	(131)	—	2	—	(94)	—	(284)
Investments in debt and equity securities	296	—	—	11	—	(136)	—	171
Tax equity	(353)	—	—	94	—	(676)	—	(935)
	$(257)	$99	$(11)	$189	$(207)	$(1,202)	$(3)	$(1,392)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.

(MILLIONS)	Balance as at December 31, 2021 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on derivatives not designated in hedge relationships(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at December 31, 2022 asset (liability)
IFRS 9 PPAs(3)	$(29)	$(75)	$(13)	$(111)	$22	$18	$—	$(188)
Energy derivative contracts	(132)	(117)	2	(132)	142	39	—	(198)
Interest rate swaps	(63)	260	(1)	38	5	14	(6)	247
Foreign exchange swaps	25	(78)	—	87	—	(95)	—	(61)
Investments in debt and equity securities	—	—	—	4	—	292	—	296
Tax equity	(455)	—	—	83	—	19	—	(353)
	$(654)	$(10)	$(12)	$(31)	$169	$287	$(6)	$(257)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.
Tax equity
The company owns and operates certain projects in the United States under tax equity structures to finance the construction of solar and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the consolidated statements of financial position.
Gain or loss on the tax equity liabilities are recognized within foreign exchange and financial instruments (loss) gain in the consolidated statements of income (loss).
(b)Energy derivative contracts and IFRS 9 PPAs
The company has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in the company’s consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the energy derivative contracts match the terms of the expected highly probable forecast transactions (i.e. notional amount and expected payment date). The company has established a hedge ratio of 1:1 for the hedging relationship. To measure the hedge effectiveness, the company uses the hypothetical derivative method and compares changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks. The hedge ineffectiveness can arise from different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments.
Certain subsidiaries that the company controls, through a voting agreement, have entered into agreements appointing the partnership as their agent in entering into certain derivative transactions with external counterparties. Pursuant to each Agreement, the partnership was entitled to be reimbursed for any third party costs incurred in connection with these derivative transactions. Substantially all of the company’s energy contract derivatives are entered into pursuant to these agreements. Upon the closing of the Energy Marketing Internalization on April 1, 2021, all power agency agreements were transferred by the partnership to the company. Refer to Note 27 - Related party transactions for more details.
For the year ended December 31, 2023, loss of $119 million relating to energy derivative contracts were realized and reclassified from OCI to the consolidated statements of income (loss) (2022: $146 million loss and 2021: $32 million gains).
Based on market prices as of December 31, 2023, unrealized losses of $48 million (2022: $37 million loss and 2021: $72 million loss) recorded in accumulated other comprehensive income (“AOCI”) on energy derivative contracts are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market prices.
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts and IFRS 9 PPAs	December 31, 2023	December 31, 2022
Carrying amount (asset/(liability))	62	(118)
Notional amount – GWh	10,884	13,674
Weighted average hedged rate for the year ($/MWh)	58	58
Maturity dates	2024-2033	2023-2033
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	97	(90)
Change in value of hedged item used to determine hedge effectiveness	(172)	64
There is $1 million of hedge ineffectiveness losses recognized in foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) related to energy derivative contracts (cash flow hedges) for the year ended December 31, 2023 (2022: $18 million gains and 2021: $7 million gains).
(c)Interest rate hedges
The company has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the consolidated financial statements at fair value.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the interest rate hedges match the terms of the respective fixed rate loans (i.e., notional amount, maturity, payment and reset dates). The company established a hedge ratio of 1:1 for the hedging relationship. To measure the hedge effectiveness, the company uses the hypothetical derivative method and compares the changes in the fair value of the hedging instrument against the changes in fair value of the hedged items attributable to the hedged risk.
The hedge ineffectiveness can arise from:
•Different interest rate curves being applied to discount the hedged item and hedging instrument
•Differences in timing of cash flows of the hedged item and hedging instrument
•The counterparties’ credit risk having an asymmetrical impact on the fair value movements of the hedging instrument and hedged item
At December 31, 2023, agreements with a total notional exposure of $3,052 million were outstanding (2022: $2,569 million) including $499 million (2022: $325 million) associated with agreements that are not formally designated as hedging instruments. The weighted-average fixed interest rate resulting from these agreements is 2.9% (2022: 2.6%).
For the year ended December 31, 2023, net movements relating to cash flow hedges realized and reclassified from OCI to interest expense in the consolidated statements of income (loss) were $3 million losses (2022: $2 million losses and 2021: $11 million losses).
Based on market prices as of December 31, 2023, unrealized losses of $37 million (2022: $41 million and 2021: $32 million) recorded in AOCI on interest rate swaps are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2023	December 31, 2022
Carrying amount (asset/(liability))	102	208
Notional amount – $	1,029	640
Notional amount – COP(1)	196	157
Notional amount – C$(1)	124	132
Notional amount – €(1)	1,204	1,315
Maturity dates	2024-2048	2023-2048
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(101)	259
Change in value of hedged item used to determine hedge effectiveness	101	(260)
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2023 foreign currency spot rate
The hedge ineffectiveness gains recognized within foreign exchange and financial instrument gain (loss) in the consolidated statements of income (loss) related to interest rate contracts (cash flow hedges) for the year ended December 31, 2023 was nil (2022: $1 million and 2021: $(3) million).
(d)Foreign exchange swaps
The company has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
There is an economic relationship between the hedged item and the hedging instrument as the net investment or anticipated foreign currency transaction creates a translation risk that will match the respective hedging instrument. The company established a hedge ratio of 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component.
Certain Brookfield subsidiaries that the company controls, through a voting agreement, have entered into Master Hedge Agreements appointing Brookfield as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in foreign exchange. Pursuant to each Agreement, Brookfield was entitled to be reimbursed for any third party costs incurred in connection with these derivative transactions. Substantially all of the company’s foreign exchange swaps are entered into pursuant to a Master Hedge Agreement.
At December 31, 2023, agreements with a total notional exposure of $3,769 million were outstanding (2022: $2,536 million) including $363 million (2022: $1,641 million) associated with agreements that are not formally designated as hedging instruments.
There are no unrealized gains or losses recorded in AOCI on foreign exchange swaps that are expected to be settled or reclassified into income in the next twelve months (2022: nil and 2021: nil). The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2023	December 31, 2022
Carrying amount (asset/(liability))	(268)	(51)
Notional amount for hedges of the Colombian Peso(1)	2,602	302
Notional amount for hedges of the Euro(1)	530	514
Notional amount for hedges of the Brazilian real(1)	274	79
Maturity date	2024 - 2025	2023 - 2024
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	4,642	5,038
€/$ foreign exchange forward contracts	1.00	1.00
BRL/$ foreign exchange forward contracts	5.00	5.69
(1)Notional amounts expressed in millions of U.S. dollars